Consolidated statement of changes in shareholders' equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Additional paid-in capital [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total Nexa Shareholders [Member]	Non-controlling interests [member]	Total
At January 1, 2025 at Dec. 31, 2022	$ 132,438	$ 1,037,629	$ 1,245,418	$ (739,357)	$ (235,964)	$ 1,440,164	$ 268,009	$ 1,708,173
IfrsStatementLineItems [Line Items]
Net income for the year				(291,968)		(291,968)	158	(291,810)
Other comprehensive income for the year					74,128	74,128	4,897	79,025
Total comprehensive income for the year				(291,968)	74,128	(217,840)	5,055	(212,785)
Share premium distribution to NEXA's shareholders - USD 0.19 per share		(25,000)				(25,000)		(25,000)
Dividends distribution to non-controlling interests							(18,351)	(18,351)
Total contributions by and distributions to shareholders		(25,000)				(25,000)	(18,351)	(43,351)
At December 31, 2025 at Dec. 31, 2023	132,438	1,012,629	1,245,418	(1,031,325)	(161,836)	1,197,324	254,713	1,452,037
IfrsStatementLineItems [Line Items]
Net income for the year				(205,030)		(205,030)	17,623	(187,407)
Other comprehensive income for the year					(173,729)	(173,729)	(12,901)	(186,630)
Total comprehensive income for the year				(205,030)	(173,729)	(378,759)	4,722	(374,037)
Dividends distribution to non-controlling interests							(17,351)	(17,351)
Total contributions by and distributions to shareholders				(4,635)		(4,635)	(13,072)	(17,707)
Acquisition of non-controlling interests				(4,635)		(4,635)	3,769	(866)
Purchase of shares in subsidiary from non-controlling shareholders							510	510
At December 31, 2025 at Dec. 31, 2024	132,438	1,012,629	1,245,418	(1,240,990)	(335,565)	813,930	246,363	1,060,293
IfrsStatementLineItems [Line Items]
Net income for the year				132,626		132,626	90,518	223,144
Other comprehensive income for the year					69,265	69,265	6,199	75,464
Total comprehensive income for the year				132,626	69,265	201,891	96,717	298,608
Dividends distribution to non-controlling interests							(57,289)	(57,289)
Total contributions by and distributions to shareholders		(13,400)		513		(12,887)	(56,451)	(69,338)
Share premium distribution premium to NEXA’s shareholders – USD 0.10 per share - note 30 (g)		(13,400)				(13,400)		(13,400)
Effects of transactions with non-controlling interest in subsidiary – note 30 (h)				1,005		1,005	(1,016)	(11)
Capital contribution of non-controlling interest to subsidiary – note 30 (h)							1,864	1,864
Purchase of non-controlling shares – note 30 (h)				(492)		(492)	(10)	(502)
At December 31, 2025 at Dec. 31, 2025	$ 132,438	$ 999,229	$ 1,245,418	$ (1,107,851)	$ (266,300)	$ 1,002,934	$ 286,629	$ 1,289,563